Provisions	12 Months Ended
Dec. 31, 2022
Provisions
Provisions

Note 23. Provisions

The Company is required to restore the lease premises of its office and laboratory space in Hørsholm, Denmark to its original condition at the end of the lease term. A provision is recognized for the present value using a discount rate based on the Company’s risk adjusted incremental borrowing rate of the estimated expenditure required to remove any leasehold improvements. These costs have been capitalized as part of the cost of leasehold improvements and are amortized over the lease term.

Changes in the provision balance during the year ended December 31, 2022 are as follows:

Provisions
(USD in
thousands)
Carrying amount at January 1, 2022	$153
Provisions recognized	—
Additions	—
Utilization of provision	—
Change in the provision	—
Currency adjustment	(9)
Carrying amount at December 31, 2022	$144

Changes in the provision balance during the year ended December 31, 2021 are as follows:

Provisions
(USD in
thousands)
Carrying amount at January 1, 2021	$—
Provisions recognized	161
Additions	—
Utilization of provision	—
Change in the provision	—
Currency adjustment	(8)
Carrying amount at December 31, 2021	$153